Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income for the period	$ 7,792	$ 3,380
Adjustments for:
Depreciation of property and equipment	981	863
Amortization of intangible assets	2,383	3,125
Unrealized foreign exchange loss (gain)	(960)	1,334
Equity-settled share-based payment transactions	4,381	4,455
Deferred income tax expense (recovery)	279	(1,223)
Unrealized net gain (loss) on derivative contracts designated as cash flow hedges	(1,387)	681
Changes in non-cash balances related to operations	6,552	4,150
Net cash provided by operating activities	20,021	16,765
Cash flows from investing activities
Acquisition of property and equipment	(1,204)	(1,241)
Additions to intangible assets	(1,070)	(1,494)
Settlement of short-term investment, net of interest	0	10,033
Net cash provided by (used in) investing activities	(2,274)	7,298
Cash flows from financing activities
Proceeds from exercise of share options	351	60
Shares repurchased	(7,657)	(3,406)
Purchase of share capital held in trust	(3,062)	(2,361)
Taxes paid on net settlement of RSUs	(2,722)	0
Net cash used in financing activities	(13,090)	(5,707)
Effect of exchange rate fluctuations on cash held	960	(1,334)
Net increase in cash and cash equivalents	5,617	17,022
Cash and cash equivalents at beginning of the period	63,514	46,492
Cash and cash equivalents at end of the period	69,131	63,514
Interest Received	595	265
Taxes Received	110	116
Taxes Paid	$ (2,838)	$ (3,967)